Share-based payments - Additional Information (Detail) $ / shares in Units, $ in Thousands, € in Millions					4 Months Ended	12 Months Ended				47 Months Ended
	Dec. 17, 2020 $ / shares	Sep. 14, 2020 shares $ / shares	Jul. 01, 2020 $ / shares	Jun. 30, 2020 shares $ / shares	Sep. 30, 2019 $ / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2019 EUR (€) shares $ / shares	Dec. 31, 2018 EUR (€) $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement fair value per share			$ 13.79
Granted On December 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares								5,447
Share based compensation by share based payment arrangement exercise price per share granted								$ 23.82
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of share options granted		$ 9.16		$ 15.15
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $											$ 1,500,000
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $											2,000,000
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $											$ 3,000,000
Performance Based Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares				3,644,000		3,644,000
Share based compensation by share based payment arrangement exercise price per share granted							$ 10.00
Share based compensation by share based payment arrangement fair value per share				$ 11.10			11.10
Performance Based Options [Member] | Granted On September 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares		255,000				255,000
Share based compensation by share based payment arrangement exercise price per share granted							10.00
Share based compensation by share based payment arrangement fair value per share		$ 6.41					6.41
Additional Grants Under 2020 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares						1,963,566
Weighted average share price of share options granted	$ 9.70	9.16		15.15
Additional Grants Under 2020 Plan [Member] | ARYA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares						1,087,242
Additional Grants Under 2020 Plan [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares						1,087,417
Share based compensation by share based payment arrangement exercise price per share granted							10.00
Share based compensation by share based payment arrangement fair value per share				11.29			11.29
Additional Grants Under 2020 Plan [Member] | Granted On September 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares						74,000
Share based compensation by share based payment arrangement exercise price per share granted							9.72
Share based compensation by share based payment arrangement fair value per share		$ 9.25					9.25
Additional Grants Under 2020 Plan [Member] | Granted On December 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares						802,149
Share based compensation by share based payment arrangement exercise price per share granted							9.70
Share based compensation by share based payment arrangement fair value per share	$ 6.73						6.73
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of share options granted				$ 15.15
Share based compensation by share based payment arrangement fair value per share							4.83
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares						632,384
Share based compensation by share based payment arrangement exercise price per share granted							$ 2.49
Share Appreciation Rights Two Thousand And Ten Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of outstanding shares to be purchased by third party						50.00%	50.00%			50.00%	50.00%
Liabilities arising from share based payment arrangement | €								$ 2.1	€ 0.2
Fair value of stock appreciation rights | $													$ 350,000	$ 160,000
2016 Tandem Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of outstanding shares to be purchased by third party															50.00%
Share based compensation by share based payment equity instruments other than shares vesting period										five
Fair value of stock appreciation rights | $												$ 160,000	$ 350,000
Weighted average share price of share options granted					$ 16.94			$ 67.87	€ 27.21
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash payment award per share payable						10.00%	10.00%			10.00%	10.00%
Cash payment to employees stock based awards | €						€ 8.9
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Active Employees [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cash proceeds to be reinvested						25.00%
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Active Employees [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cash proceeds to be reinvested						50.00%
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Management Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cash proceeds to be reinvested						50.00%
Modification Of Two Thousand And Ten Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expenses modification of awards | €						€ 2.6
Modification Of Two Thousand And Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjustment to additional paid in capital due to modification of previously settled equity awards | €						4.3
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expenses modification of awards | €						€ 4.1
Share based compensation by share based payment arrangement options granted during the period | shares						733,598
Fair value of stock appreciation rights | €						€ 8.5	$ 8.5			€ 8.5
Weighted average share price of share options granted							$ 15.15
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member] | Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted							10
Share based compensation by share based payment arrangement term of stock options						ten-year
Date of vesting of stock options						Jul. 31, 2021
Share based compensation by share based payment arrangement fair value per share							$ 10.59
Share based compensation by share based payment arrangement grant date						July 1, 2020